Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity	Note 13. Stockholders' Equity
For periods prior to the Closing, the Predecessor had Class B Preferred Units, Class B-1 Preferred Units, Class
A Units and Class C Units issued and outstanding. In connection with the Business Combination on October 2,
2024, as described in Note 8. Business Combinations, the Successor acquired all membership interests that were in existence for the Predecessor.
Series B Preferred Stock
The Company is authorized to issue 25,000,000 shares of preferred stock with a par value of $0.0001 per share.
Of which, 3,000,000 of the shares of preferred stock are designated as Series B Preferred Stock. Immediately following the Business Combination, Innventure issued 1,102,000 of Series B Preferred Stock at a purchase price of
$10.00 per share (the “Original Issue Price”) for a total amount of $11,020.
Series B Preferred Stock are subject to: (i) a mandatory conversion on the date that is five years after original issuance (the “Maturity Date”); and (ii) an optional conversion, at the election of the holder, at any time prior to the
Maturity Date upon the effectiveness of a registration statement by the Company registering the underlying shares of
Common Stock issuable upon conversion. The number of shares of Common Stock that each holder of Series B
Preferred Stock will receive upon conversion will be the number of Series B Preferred shares multiplied by the
Conversion Rate, subject to a threshold amount. The conversion rate (“Conversion Rate”) will equal a fraction whose numerator is $10.00 and whose denominator is the lesser of: (i) $12.50 and (ii) the Reset Conversion Price, where the “Reset Conversion Price” means the greater of: (a) $5.00 and (b) the 10-trading day volume-weighted average closing price of the Common Stock. Any fractional shares resulting from conversion will be rounded up to the next whole share.
Holders of Series B Preferred Stock are entitled to cast the number of votes equal to: (i) $10.00, divided by (ii)
the Minimum Price (which shall have the meaning assigned in Nasdaq Listing Rule 5635(d)) of Common Stock as of the initial issue date of the Series B Preferred Stock. Holders of Series B Preferred Stock will vote with the holders of Common Stock as a single class and on an as-converted basis, except as provided by law or applicable to
Nasdaq Listing Rules. The voting power of Series B Preferred Stock holders cannot exceed 19.99% of the total outstanding voting power.
Series B Preferred Stock will rank senior to the Common Stock, which is junior stock when compared to Series
B Preferred Stock. Dividends for Series B Preferred Stock will accrue annually at the rate of 8.0% of the Original
Issue Price of $10.00 per share. All dividends are prior to and in preference over any dividend on any junior stock or parity stock and shall be declared and fully paid before any dividends are declared and paid, or any other distributions are made, on any junior stock or parity stock. When dividends are declared by the Company’s board of directors, dividends will be due and payable annually in arrears as payment in kind on the last day of the last quarter in each fiscal year. Holders of Series B Preferred Stock are also eligible to receive dividends and distributions declared on Common Stock, as though their shares were converted into Common Stock, based on the Conversion
Rate, using assets legally available for distribution by the Company. The preferred dividends that became due on
December 31, 2024, were recorded within Obligation to issue equity on the consolidated balance sheets. As of
December 31, 2024, the cumulative dividends on Series B Preferred Stock were $217.
Common Stock
The Company is authorized to issue 250,000,000 shares of Common Stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. Immediately following the
Business Combination, there were 43,589,850 shares of Common Stock issued and outstanding as further discussed in Note 8. Business Combinations. As of December 31, 2024 there were 44,597,154 shares of Common Stock issued and outstanding due to the issuance of Common Stock, exercise of Public Warrants, the issuance of Common Stock in relation to the Standby Equity Purchase Agreement, and the vesting of Earnout Shares that occurred prior to year end.
Standby Equity Purchase Agreement
In October 2023, we entered into the SEPA with YA II PN, LTD., an exempt limited partnership from the
Cayman Islands (“Yorkville”). Concurrently with the Business Combination, this agreement became effective.
Pursuant to the SEPA, the Company shall have the right, but not the obligation, to sell to Yorkville up to
$75,000 of Common Stock, par value $0.0001 per share, at the Company’s request any time during the commitment period commencing on the Closing and continuing for a term of 3 years (“Purchased Put Option”). As consideration,
Innventure agreed and paid, to YA Global II SPV, LLC, a subsidiary of Yorkville, (i) a structuring fee in the amount of $25 and (ii) a commitment fee of $375. The commitment fee was expensed in full immediately following the consummation of the Business Combination, according to ASC 815, and recorded within the General and administrative expense line item in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2024.
Each advance that Innventure issues in writing to Yorkville under the SEPA (each, an “Advance,” and notice of such request, and “Advance Notice”) may be in an amount of Common Stock up to the greater of: (i) $10,000 or (ii)
the aggregate daily trading volume of Common Stock for the five trading days prior to Innventure requesting an
Advance. The purchase price for the shares of Common Stock set forth in the Advance is determined by multiplying the market price of Common Stock by either (a) 95% of the daily volume weighted average price (“VWAP”) during the applicable one-day pricing period or (b) 97% of the lowest daily VWAP during the applicable three consecutive trading day pricing period. The applicable pricing period depends on the type of Advance Notice selected by the
Company under the SEPA. Additionally, the Company may establish a minimum acceptable price in each Advance
Notice below which the Company will not be obligated to make any sales to Yorkville. Once the Company draws on the SEPA, the related number of shares issuable constitutes a forward contract to issue common stock (“Forward
Contract”).
The SEPA will automatically terminate on the earlier to occur of (i) November 01, 2027 and (ii) the date on which Yorkville shall have made payment of advances pursuant to the SEPA for Common Stock equal to the commitment amount of  $75,000.
On December 24, 2024, the Company issued and sold 60,000 shares of Common Stock in amount of $770, based on the settlement date closing stock price. Additionally, on December 30, 2024, the Company issued and sold
75,000 shares of Common Stock in an amount of $965.
For the year ended December 31, 2024, the Company sold 135,000 shares of Common Stock under the SEPA, raising $1,735 which is classified within Issuance of common shares, net of issuance costs in the consolidated statements of changes in stockholders' equity (deficit).
At Risk Sponsor Shares
In connection with the Business Combination Agreement, the Company entered into the Sponsor Support
Agreement under which 5,000,000 shares were issued to the Sponsor at the Closing, as follows: 2,775,172 Fixed
Shares, 344,828 Sponsor Earnout Shares, and 1,880,000 At Risk Sponsor Shares.
The Fixed Shares issued to the sponsor are not subject to any contingencies or forfeiture provisions. The
Sponsor Earnout Shares are issued until they are deemed forfeited due to non-achievement of the associated
Milestones. See Note 10. Earnout Shares for more discussion on the Sponsor Earnout Shares. The At Risk Sponsor
Shares are issued, but a portion of such shares are subject to forfeiture in case the Company is not able to secure additional financing based on the calculation within the Sponsor Support Agreement. As per the discussion of additional financing per the Sponsor Support Agreement, the number of shares subject to forfeiture were calculated to be 587,995. The rest of the At-Risk Sponsor Shares, 1,292,005, were free from any forfeiture conditions or contingencies.
When the Company received the First Tranche of the WTI Facility on November 15, 2024, the additional financing condition was met and all the remaining At-Risk Sponsor Shares were considered non-forfeitable and free from any contingencies. See Note 5. Borrowings for more discussion over the First Tranche of the WTI Facility.
Similar to the Sponsor Earnout Shares, all the At-Risk Sponsor Shares were entitled to non-forfeitable dividends or distributions along with other common stockholders of the Company, from their issuance date.
Service Provider Shares
In December 2023, the Company entered into an agreement to receive financial advisory services in exchange for equity. Upon Closing of the Business Combination, the Company became liable for $441 of Common Stock divided by the conversion price of $10.87, resulting in 40,552 shares. In connection with the closing of the WTI
Facility mentioned in Note 5. Borrowings, the Company became liable for $500 worth of Common Stock calculated as the volume-weighted average price of the Common Stock over the five consecutive trading days ending on the trading day immediately preceding November 15, 2024, $11.13, for a total of 44,919 shares. The resulting liabilities for these unissued securities are included within Liability for future equity issuance on the consolidated balance sheets.
In October 2023, the Company entered into an agreement to receive financial advisory services in exchange for equity. Upon Closing of the Business Combination, the Company is obligated to pay a success fee in cash in an amount of $600 and equity success fee in $3,000 of Series C Preferred Stock, par value $0.0001 per share, of the
Company (the “Series C Preferred Stock”) at $10.00 per share. As of December 31, 2024, the Company has no
Series C Preferred Stock outstanding and, therefore, has not yet issued this 300,000 Series C Preferred Stock. The resulting liabilities for these unissued securities are included within Obligation to issue equity on the consolidated balance sheets.